Parent-Only Financials (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
ASSETS
Total current assets	$ 9,298,288	$ 67,174,949
Total Assets	10,846,549	67,174,949
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities	129,983
Total Liabilities	1,694,682	89,982,235
Shareholders' Equity
Ordinary shares, $0.0001 par value share, 150,000,000 shares authorized 26,180,314 and 12,660,314 shares issued and outstanding at December 31, 2018 and June 30, 2018, respectively	2,618	1,266
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(8,174,141)	(83,279,164)
Accumulated other comprehensive (loss) income	(302,222)	3,282,702
Total Shareholders' Deficit	9,151,867	(22,807,286)	$ 15,611,650	$ 43,502,092
Total Liabilities and Shareholders' Deficit	10,846,549	67,174,949
Parent [Member]
ASSETS
Cash
Due from VIE	7,250,000
Total current assets	7,250,000
Investment in subsidiaries	3,334,515
Total Assets	10,584,515
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities	1,432,648	312,692
Total Liabilities	1,432,648	312,692
Shareholders' Equity
Ordinary shares, $0.0001 par value share, 150,000,000 shares authorized 26,180,314 and 12,660,314 shares issued and outstanding at December 31, 2018 and June 30, 2018, respectively	2,618	1,266
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	17,625,612	79,682,234
Accumulated deficit	(8,174,141)	(83,279,164)
Accumulated other comprehensive (loss) income	(302,222)	3,282,702
Total Shareholders' Deficit	9,151,867	(312,692)
Total Liabilities and Shareholders' Deficit	$ 10,584,515